CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 347.5	$ 367.1
Receivables and other current assets	48.9	85.7
Inventories	271.9	266.3
Assets held for sale	0.0	34.6
Current assets	668.3	753.7
Non-current assets
Property, plant and equipment	4,269.4	3,496.5
Exploration and evaluation assets	79.6	14.4
Restricted cash	68.4	90.5
Inventories	153.0	106.5
Other assets	135.7	76.3
Non-current assets	4,706.1	3,784.2
Assets	5,374.4	4,537.9
Current liabilities
Accounts payable and accrued liabilities	264.8	317.6
Income taxes payable	62.7	5.8
Current portion of provisions	14.5	5.4
Current portion of lease liabilities	28.8	21.1
Current portion of long-term debt	1.0	5.0
Current portion of deferred revenue	151.1	240.7
Liabilities held for sale	0.0	5.6
Other current liabilities	27.7	29.6
Current liabilities	550.6	630.8
Non-current liabilities
Deferred income tax liabilities	14.0	0.7
Provisions	285.1	360.1
Lease liabilities	95.4	100.2
Long-term debt	1,027.9	825.8
Côté Gold repurchase option	0.0	345.3
Deferred revenue	0.0	10.9
Other liabilities	0.7	0.0
Non-current liabilities	1,423.1	1,643.0
Liabilities	1,973.7	2,273.8
Equity
Common shares	3,070.6	2,732.1
Contributed surplus	57.6	59.2
Retained earnings (accumulated deficit)	259.4	(538.3)
Accumulated other comprehensive income (loss)	(50.9)	(47.0)
Attributable to equity holders	3,336.7	2,206.0
Non-controlling interests	64.0	58.1
Equity	3,400.7	2,264.1
Contingencies and commitments
Subsequent events
Liabilities and Equity	$ 5,374.4	$ 4,537.9